Foreclosed Assets (Tables)	12 Months Ended
Dec. 31, 2018
Foreclosed Assets [Abstract]
Foreclosed Assets

	2018	2017
Single-family residential	$38	$-
Valuation allowance	-	-
Total	$38	$-

Expenses Related To Foreclosed Assets

	2018	2017
Net loss (gain) on sales	$-	$7
Operating expenses, net of rental income	6	11
	$6	$18